Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Income and Expenses, Net
Other income and expenses, net consisted of the following:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Public funding	219	266	201
Start-up costs	(7)	(69)	(134)
Exchange gains (losses), net	24	6	5
Patent costs	(5)	(5)	(12)
Gain on sale of non-current assets	6	5	6
Cancellation and postponement fees	(6)	(18)	—
Other, net	(3)	(3)	(11)
Total	228	182	55